485BXT		File Nos. 333-143195
Allianz Vision New York delay amendment		811-05716
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	22	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	138	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

One Chase Manhattan Plaza, 37th Floor, New York, New York 10005-1423
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
One Chase Manhattan Plaza, 37th Floor
New York, New York 1005-1423
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on December 22, 2010 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: January 24, 2011
Titles of Securities Being Registered:		Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
PARTS A, B and C WERE FILED IN REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 21 TO FORM N-4 ON October 21, 2010 AND ARE INCORPORATED BY REFERENCE.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act rule 485(b) for effectiveness or this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 20th of December, 2010.

ALLIANZ LIFE OF NY VARIABLE ACCOUNT C

(Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

(Depositor)

By:       /s/  Stewart Gregg

Stewart D. Gregg

Senior Securities Counsel

By: GARY C. BHOJWANI*

Gary C. Bhojwani

Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th of December, 2010.

Signature	Title
Gary C. Bhojwani* Gary C. Bhojwani	Chairman of the Board and Chief Executive Officer
Giulio Terzariol* Giulio Terzariol	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert* Stephen R. Herbert	Director
Thomas P. Burns* Thomas P. Burns	Director and President
John Esch* John Esch	Director, Vice President and Appointed Actuary
Yvonne Franzese* Yvonne Franzese	Director
William Gaumond* William Gaumond	Director
Marc Olson* Marc Olson	Director and Controller
Eugene Wilkinson* Eugene Wilkinson	Director
Dennis Marion* Dennis Marion	DIrector
Martha Clark Goss* Martha Clark Goss	Director
Michael Baney* Michael Baney	Director

*	By Power of Attorney filed as Exhibit 13 to this Registration Statement.

By   /s/ Stewart Gregg

Stewart D. Gregg

Senior Securities Counsel